Schedule of Investment in Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of the investment	₪ 122	₪ 2,147
F.O.R.E biotherapeutics ltd [member]
IfrsStatementLineItems [Line Items]
Fair value of the investment	122	2,147
Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Fair value of the investment